Incentive Programs	12 Months Ended
Dec. 31, 2020
Incentive Programs
Incentive Programs

Note 10 Share-Based Payments

Warrants

The Group has two warrants programs, whereby personnel and certain other employees have purchased warrants at fair value with rights to acquire shares in the Parent Company. When warrant is exercised, the holder pays a subscription price and then receives one common share in the Parent Company. For the programs initiated in 2018 and 2019, the warrants can be exercised between January 1, 2022 and March 31, 2022 and between October 1, 2022 and December 31, 2022, respectively. If the warrant holder leaves the Group prior to exercise, the Group has the option to repurchase a certain number of warrants, depending on the time of leaving, at the lesser of fair value or the purchase price.

The warrants have been valued according to the Black & Scholes model, which means the value of the warrant depends on factors including the value of the underlying share, which in this case is the common share. For the programs initiated in 2018 and 2019, the observation period was short for the underlying share and the volatility was then based on the observation period with a discount as it normally decreases as the share’s history becomes longer. A discount was offered in all programs since the warrants are not listed. The risk-free interest rate is at the same level as Swedish government bonds with a corresponding term. Dividends are assumed to amount to zero during the period until the date of expiration.

Warrants Program 2018/2022

In 2018, a total of 856,586 warrants were issued to employees and key consultants in the Group. The warrants in the warrants program 2018/2022 can be exercised between January 1, 2022 and March 31, 2022, where each warrant gives the participant the right to subscribe for a new share in the company at a subscription price of SEK 74.30 per share.

Warrants Program 2019/2022

In 2019, a total of 422,500 warrants were issued to employees and key consultants in the Group. The warrants in the warrants program 2019/2022 can be exercised between October 1, 2022 and December 31, 2022, where each warrant gives the participant the right to subscribe for a new share in the company at a subscription price of SEK 74.50 per share.

		Weighted-
		Average
	Accumulated No.	Exercise
Allotted Warrants	of Outstanding	Price, SEK
As of January 1, 2018	1,661,500	46
Exercised during the period	—	—
As of December 31, 2018	2,518,086	56
Exercised during the period	—	—
As of December 31, 2019	2,575,586	58
Exercised during the period	(1,296,500)	42
As of December 31, 2020	1,279,086	74

The allocated weighted-average exercise price for warrants that are outstanding amounts to SEK 74, SEK 58 and SEK 56 as of December 31, 2020, 2019 and 2018, respectively. During 2020, 5,186 warrants were exerciseed under the Warrant Program 2017/2020, where one warrant entitles to the subscription of 250 shares. The registration of the issue of shares amounted to 1,296,500 common shares.

	Warrants Outstanding as of			Inputs used for the Black & Scholes valuation
	December 31,	December 31,	December 31,	Exercise Price,	Price per		Value per Share				Expiration
Outstanding Warrants per Year	2018	2019	2020	SEK	Warrant in SEK		in SEK		Risk-Free Rate	Volatility	Date
Warrant program 2015/2019	365,000	—									4/30/2019
Warrant program 2017/2020	1,296,500	1,296,500	—	42.36	0.28		21.18		(0.42)%	27%	6/30/2020
Warrant program 2018/2022	856,586	856,586	856,586	74.30	3.29		46.50		(0.28)%	33%	3/31/2022
Warrant program 2019/2022	—	422,500	422,500	74.50	6.69	*	54.39	*	(0.55) %*	36%*	12/31/2022
Total	2,518,086	2,575,586	1,279,086

* Average value

Changes and holdings of warrants for the Board, CEO, other executive management and other employess and consultants on the opening and closing balance are presented below;

	Warrants Outstanding as of
Holder	January 1, 2018	Change	December 31, 2018	Change	December 31, 2019	Change	December 31, 2020
CEO Renée Lucander	369,500	350,000	719,500	195,000	914,500	(369,500)	545,000
Board member Thomas Eklund (until June, 2020)	111,250	—	111,250	—	111,250	(111,250)	—
Board member Hilde Furberg	29,500	—	29,500	—	29,500	(29,500)	—
Other executive management	538,500	188,586	727,086	107,500	834,586	(397,086)	437,500
Other employees, consultants and external parties	612,750	318,000	930,750	(245,000)	685,750	(389,164)	296,586
Total	1,661,500	856,586	2,518,086	57,500	2,575,586	(1,296,500)	1,279,086

Option Program

ESOP 2020

In 2020, Calliditas implemented an option program for employees and key consultants in Calliditas. The options were allotted free of charge to participants of the program. The options have a three-year vesting period calculated from the allotment date, provided that, with customary exceptions, the participants remain as employees of, or continue to provide services to, Calliditas. Once the options are vested, they can be exercised within a one-year period.

Each vested option entitles the holder to acquire one share in Calliditas at a predetermined price. The price per share is to be equivalent to 115% of the weighted average price that the company’s shares were traded for on Nasdaq Stockholm during the ten trading days preceding the allotment date. The options have, at the time of issue, been valued according to the Black & Scholes valuation model.

Changes and holdings of options for CEO, other executive management and other employess and consultants on the opening and closing balance are presented below:

				Options Outstanding as of
Holder	January 1, 2018	Change	December 31, 2018	Change	December 31, 2019	Change	December 31, 2020
Renée Aguiar-Lucander, CEO	—	—	—	—	—	225,000	225,000
Other executive management	—	—	—	—	—	415,000	415,000
Other employees and consultants	—	—	—	—	—	449,000	449,000
Total	—	—	—	—	—	1,089,000	1,089,000

Calculation of fair value of option program (ESOP 2020)

The fair value on the allotment date was calculated using an adapted version of the Black & Scholes valuation model, which takes into consideration the exercise price, the term of the options, share price on the allotment date and expected volatility in the share price, and risk-free interest for the term of the options.

			Fair Value upon			No. of Shares
			Issue of the Options,	Exercise		covered by
	Grant Date	Exercise Date	SEK	Price, SEK	Volatility	Options
ESOP 2020:1	July 1, 2020	July 1, 2023	22.14	121.43	39.6%	974,000
ESOP 2020:2	September 17, 2020	September 17,	22.50	116.78	41.6%	115,000
		2023
						1,089,000

The total cost of the outstanding option program is presented below. These costs do not affect the Groups consolidated statement of cash flows. The Group has 1,500,000 warrants which are set aside to secure the delivery of shares in connection with the utilization of the option program. For additional information see Note 25 Equity.

	Year Ended December 31,
	2020	2019	2018
Share-based payments	5,304	—	—
Provisions attributable to social security costs (Share-based payments)	3,164	—	—
Total	8,468	—	—

Share-Based Payments

Board LTIP 2019

This is a performance-based long-term incentive program for certain members of the Board of Directors in Calliditas. A total of 51,399 share awards is outstanding for the incentive program 2019. The share awards are gradually vested over three years until the AGM 2022 or June 1, 2022, whichever is the earliest, based on the development of Calliditas share price during the period from May 8, 2019 through on June 1, 2022. The share awards are vested by 1/3 at the end of each period, provided that the participant is still a member of the Board of Calliditas that day.

In addition to these conditions for vesting, the share awards are subject to performance-based vesting based on the development of Calliditas share price. If Calliditas share price has increased by more than 60 percent, 100 percent of the share awards shall be earned, and if the share price has increased by 20 percent, 33 percent of the share awards shall be vested. In the event of an increase in the share price by between 20 and 60 percent, vesting will be linear. If the share price has increased by less than 20 percent, no vesting will take place. Each share award entitles the holder to receive a share in Calliditas free of charge, provided that the holder is still a member of the Board of Calliditas at the relevant vesting date.

Changes and holdings of share awards for the Board on the opening and closing balance are presented below:

	Share Awards Outstanding as of
Holder	January 1, 2018	Change	December 31, 2018	Change	December 31, 2019	Change	December 31, 2020
Elmar Schnee, Chairman of the Board	—	—	—	23,236	23,236	—	23,236
Thomas Eklund, Board member (until June, 2020)	—	—	—	8,449	8,449	(5,633)	2,816
Hilde Furberg, Board member	—	—	—	8,449	8,449	—	8,449
Lennart Hansson, Board member	—	—	—	8,449	8,449	—	8,449
Diane Parks, Board member	—	—	—	8,449	8,449	—	8,449
Total	—	—	—	57,032	57,032	(5,633)	51,399

Calculation of fair value of share-based payments (Board LTIP 2019)

Fair value at grant day has been measured using a Monte Carlo simulation of future share price developments. The simulated share price trend has been used to both calculate the outcome of the program and the value of each share at the time of acquisition (present value adjusted to the grant date).

		Fair Value	Number
	Exercised	at Grant	of Share
	Date	Date	Awards
Board LTIP 2019	June 1, 2022	22.49	51,399

The total cost of the outstanding share-based payments is presented below. These costs do not affect the Groups consolidated statement of cash flows. The Group has 70,000 warrants which are set aside to secure the delivery of shares in connection with the utilization of the Board LTIP 2019. For additional information see Note 25 Equity.

	Year Ended December 31,
	2020	2019	2018
Share-based payments	440	249	—
Provisions attributable to social security costs (Share-based payments)	1,426	175	—
Total	1,866	424	—

Board LTIP 2020

This is a performance-based long-term incentive program for certain members of the Board of Directors in Calliditas. A total of 31,371 share awards is outstanding for the incentive program 2020. The share awards are gradually vested over three years until the AGM 2023 or July 1, 2023, whichever is the earliest, based on the development of Calliditas share price during the period from the date the share awards are allocated (grant date) up to and including the day before the vesting date. The share awards are vested by 1/3 at the end of each period, provided that the participant is still a member of the Board of Calliditas that day.

In addition to these conditions for vesting, the share awards are subject to performance-based vesting based on the development of Calliditas share price. If Calliditas share price has increased by more than 60 percent, 100 percent of the share awards shall be earned, and if the share price has increased by 20 percent, 33 percent of the share awards shall be vested. In the event of an increase in the share price by between 20 and 60 percent, vesting will be linear. If the share price has increased by less than 20 percent, no vesting will take place. Each share award entitles the holder to receive a share in Calliditas free of charge, provided that the holder is still a member of the Board of Calliditas at the relevant vesting date.

Changes and holdings of share awards for the Board on the opening and closing balance are presented below:

				Share Awards Outstanding as of
	January		December		December		December
Holder	1, 2018	Change	31, 2018	Change	31, 2019	Change	31, 2020
Elmar Schnee, Chairman of the Board	—	—	—	—	—	14,063	14,063
Hilde Furberg, Board member	—	—	—	—	—	4,327	4,327
Lennart Hansson, Board member	—	—	—	—	—	4,327	4,327
Diane Parks, Board member	—	—	—	—	—	4,327	4,327
Molly Hendersson, Board member	—	—	—	—	—	4,327	4,327
Total	—	—	—	—	—	31,371	31,371

Calculation of fair value of share-based payments (Board LTIP 2020)

Fair value at grant day has been measured using a Monte Carlo simulation of future share price developments. The simulated share price trend has been used to both calculate the outcome of the program and the value of each share at the time of acquisition (present value adjusted to the grant date).

		Fair Value at	Number of
	Exercised Date	Grant Date	Share Awards
Board LTIP 2020	July 1, 2023	33.97	31,371

The total cost of the outstanding share-based payments is presented below. These costs do not affect the Groups consolidated statement of cash flows. The Group has 40,000 warrants which are set aside to secure the delivery of shares in connection with the utilization of the Board LTIP 2020. For additional information see Note 25 Equity.

	Year Ended December 31,
	2020	2019	2018
Share-based payments	267	—	—
Provisions attributable to social security costs (Share-based payments)	207	—	—
Total	474	—	—